UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09425
                                                    -----------

                    Advantage Advisers Whistler Fund, L.L.C.
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
           ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Kenneth S. Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
           ----------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-667-4225
                                                           --------------

                        Date of fiscal year end: March 31
                                                ----------

                    Date of reporting period: March 31, 2006
                                             ----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                       [ADVANTAGE ADVISERS LOGO]

                               ADVANTAGE ADVISERS
                              WHISTLER FUND, L.L.C.

                              FINANCIAL STATEMENTS
                           WITH REPORT OF INDEPENDENT
                        REGISTERED PUBLIC ACCOUNTING FIRM

                       FOR THE YEAR ENDED MARCH 31, 2006
                    ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.
                              FINANCIAL STATEMENTS


                        FOR THE YEAR ENDED MARCH 31, 2006






                                    CONTENTS



Report of Independent Registered Public Accounting Firm                        1
Statement of Assets, Liabilities and Members' Capital                          2
Schedule of Investments                                                        3
Statement of Operations                                                        5
Statements of Changes in Members' Capital                                      6
Statement of Cash Flows                                                        7
Notes to Financial Statements                                                  8
Supplemental Information (Unaudited)                                          15

[ERNST & YOUNG LOGO]        o ERNST & YOUNG LLP          o Phone: (212) 773-3000
                              5 Times Square               www.ey.com
                              New York, NY 10036-6530




             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Members of
   Advantage Advisers Whistler Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of Advantage Advisers Whistler Fund, L.L.C. (the "Company"), including the schedule of investments, as of March 31, 2006, and the related statements of operations and cash flows for the year then ended, and the statements of changes in members' capital for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments in investment funds as of March 31, 2006, by correspondence with management of the underlying investment funds and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Advantage Advisers Whistler Fund, L.L.C. at March 31, 2006, and the results of its operations and cash flows for the year then ended, and the changes in its members' capital for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                  /s/ Ernst & Young LLP







New York, New York
May 30, 2006

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------
                                                                  March 31, 2006
    ASSETS

Investments in investment funds, at fair value
  (cost - $81,601,885)                                              $118,113,386
Cash and cash equivalents                                              8,760,423
Receivable for investments sold                                          752,764
Interest receivable                                                        6,487
Other assets                                                              63,370
                                                                    ------------

      TOTAL ASSETS                                                   127,696,430
                                                                    ------------

    LIABILITIES

Loan payable                                                           1,500,000
Contributions received in advance                                      1,032,750
Withdrawals payable                                                      733,812
Administration fees payable                                              100,914
Accounting and investor services fees payable                             44,342
Custodian fees payable                                                     3,000
Accrued expenses                                                         209,689
                                                                    ------------

      TOTAL LIABILITIES                                                3,624,507
                                                                    ------------

      NET ASSETS                                                    $124,071,923
                                                                    ============

    Members' Capital - Net Assets
Represented by:
Net capital contributions                                           $ 87,560,422
Net unrealized appreciation on investments                            36,511,501
                                                                    ------------

      MEMBERS' CAPITAL - NET ASSETS                                 $124,071,923
                                                                    ============

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

SCHEDULE OF INVESTMENTS
====================================================================================================================================
                                                                                                              First
                                                   First                 March 31,      % of        % of     Available
                                                Acquisition                2006      Investment   Members'  Redemption   Liquidity
    Investment Fund                                Date       Cost      Fair Value    Fund Held    Capital    Date**        ***
====================================================================================================================================
CONVERTIBLE ARBITRAGE
  Aristeia Partners, L.P.                         1/1/01  $ 2,250,000   $ 3,910,140     3.20%       3.15%      N/A       Quarterly
  Citadel Wellington LLC                          1/1/05    1,500,000     6,610,034     0.22        5.33     6/30/06     Quarterly
                                                          -------------------------------------------------
Total Convertible Arbitrage                                 3,750,000    10,520,174                 8.48

DISTRESSED SECURITIES
  Camulos Partners LP                             11/1/05   6,500,000     7,534,813     8.25        6.07     11/1/06     Quarterly
  Harbinger Capital Partners Fund I, L.P.         4/1/03    4,000,000     6,970,392     1.10        5.62       N/A       Quarterly
  Whippoorwill Distressed Opportunity Fund, L.P.  2/1/05    6,000,000     6,389,393     3.03        5.15     4/1/06    Semi-annually
                                                          -------------------------------------------------
Total Distressed Securities                                16,500,000    20,894,598                16.84

EMERGING MARKETS
  Greylock Global Opportunity Fund, LP            10/1/02   4,850,000     6,647,715     8.65        5.36       N/A       Quarterly
                                                          -------------------------------------------------
Total Emerging Markets                                      4,850,000     6,647,715                 5.36

EVENT DRIVEN
  Castlerigg Partners, L.P.                       7/1/04    6,000,000     6,824,234     1.36        5.50       N/A       Quarterly
  Owl Creek II, L.P.                              2/1/05    7,500,000     8,863,625     2.30        7.14       N/A       Annually
                                                          -------------------------------------------------
Total Event Driven                                         13,500,000    15,687,859                12.64

FIXED INCOME ARBITRAGE
  Greenwich Harbour Arbitrage Fund L.L.C.****     7/1/03    6,000,000     6,491,863     4.70        5.23       N/A       Quarterly
                                                          -------------------------------------------------
Total Fixed Income Arbitrage                                6,000,000     6,491,863                 5.23

HEDGED EQUITY
  Kingdon Associates                              7/1/04    3,476,885     4,726,254     0.30        3.81       N/A       Quarterly
                                                          -------------------------------------------------
Total Hedged Equity                                         3,476,885     4,726,254                 3.81

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

SCHEDULE OF INVESTMENTS (CONTINUED)
====================================================================================================================================
                                                                                                              First
                                                 First                   March 31,      % of        % of     Available
                                              Acquisition                  2006      Investment   Members'  Redemption   Liquidity
    Investment Fund                              Date         Cost      Fair Value    Fund Held    Capital    Date**        ***
====================================================================================================================================
LONG/SHORT EQUITY
  Artis Technology Qualified 2X, L.P.           1/1/02    $ 4,250,000   $  8,013,036     5.19%      6.46%      N/A       Quarterly
  Basswood Financial Partners, L.P.             10/1/99     3,700,000      5,922,581     2.03       4.77       N/A       Quarterly
  Millgate Partners, L.P.                       10/1/99     2,700,000      6,532,073     2.59       5.27       N/A       Quarterly
  North Sound Legacy Institutional Fund LLC     1/1/02      3,500,000      5,908,843     0.74       4.76       N/A       Quarterly
  TCS Capital II, L.P.                          1/1/04      4,500,000      7,306,336     1.20       5.89       N/A        Annually
                                                         --------------------------------------------------
Total Long/Short Equity                                    18,650,000     33,682,869               27.15

OPPORTUNISTIC
  Eos Partners, L.P.                            10/1/99     6,625,000      9,358,758     2.60       7.55       N/A        Annually
  Jolly Roger Fund, L.P.                        10/1/05     6,500,000      7,362,314     3.06       5.93       N/A       Quarterly
                                                         --------------------------------------------------
Total Opportunistic                                        13,125,000     16,721,072               13.48

SPECIALTY
  Cipher Composite Fund Limited Partnership      3/1/04     1,750,000      2,740,982    20.08       2.21       N/A        Monthly
                                                         --------------------------------------------------
Total Specialty                                             1,750,000      2,740,982                2.21
                                                         --------------------------------------------------
  TOTAL                                                   $81,601,885   $118,113,386               95.20%
                                                         --------------------------------------------------
  OTHER ASSETS, LESS LIABILITIES*                                          5,958,537                4.80
                                                                        ------------             -------
  MEMBERS' CAPITAL - NET ASSETS                                         $124,071,923              100.00%
                                                                        ============             =======


   * Includes $8,760,423 invested in a PNC Bank Money Market Account, which is 7.06% of net assets.

  ** From original investment date.

 *** Available frequency of redemptions after initial lock-up period.

**** Investment  in  Greenwich   Harbour   Arbitrage  Fund  LLC  is  part  of  a
     master-feeder structure, whereby the Company's stated ownership percentage is that of Greenwich Harbour Arbitrage Master Fund Ltd.

 N/A Initial lock-up period has either expired on or prior to March 31, 2006 or Investment Fund did not have an initial lock-up period.


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                                                                    YEAR ENDED
                                                                  MARCH 31, 2006

INVESTMENT INCOME
   Interest                                                        $    98,689
                                                                   -----------

EXPENSES
   Administration fees                                               1,274,467
   Legal fees                                                          177,992
   Audit and tax fees                                                  141,784
   Accounting and investor services fees                               137,170
   Line of credit fees                                                  75,025
   Insurance expense                                                    69,479
   Board of Managers' fees and expenses                                 57,672
   Interest expense                                                     38,045
   Custodian fees                                                       33,863
   Printing expense                                                     31,044
   Miscellaneous expenses                                               57,432
                                                                   -----------

     TOTAL EXPENSES                                                  2,093,973
                                                                   -----------

     NET INVESTMENT LOSS                                            (1,995,284)
                                                                   -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

     NET REALIZED GAIN ON INVESTMENTS                               11,182,059

     NET CHANGE IN UNREALIZED GAIN ON INVESTMENTS                    5,968,803
                                                                   -----------

     NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                17,150,862
                                                                   -----------

     NET INCREASE IN MEMBERS' CAPITAL DERIVED
       FROM INVESTMENT ACTIVITIES                                  $15,155,578
                                                                   ===========

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------
                                         SPECIAL
                                        ADVISORY
                                         MEMBER        MEMBERS        TOTAL
                                       ----------   ------------   ------------

MEMBERS' CAPITAL, MARCH 31, 2004       $       --   $123,473,357   $123,473,357

FROM INVESTMENT ACTIVITIES
  Net investment loss                          --     (2,054,380)    (2,054,380)
  Net realized gain on investments             --      5,295,973      5,295,973
  Net change in unrealized gain
    on investments                             --      2,373,187      2,373,187
  Incentive allocation                    889,556       (889,556)            --
                                       ----------   ------------   ------------
  NET INCREASE IN MEMBERS' CAPITAL
    DERIVED FROM INVESTMENT ACTIVITIES    889,556      4,725,224      5,614,780
                                       ----------   ------------   ------------

MEMBERS' CAPITAL TRANSACTIONS
  Capital contributions                        --     43,042,189     43,042,189
  Capital withdrawals                    (889,556)   (43,748,528)   (44,638,084)
                                       ----------   ------------   ------------
  NET DECREASE IN MEMBERS' CAPITAL
    DERIVED FROM CAPITAL TRANSACTIONS    (889,556)      (706,339)    (1,595,895)
                                       ----------   ------------   ------------

MEMBERS' CAPITAL, MARCH 31, 2005       $       --   $127,492,242   $127,492,242
                                       ==========   ============   ============

FROM INVESTMENT ACTIVITIES
  Net investment loss                  $       --   $ (1,995,284)  $ (1,995,284)
  Net realized gain on investments             --     11,182,059     11,182,059
  Net change in unrealized gain
    on investments                             --      5,968,803      5,968,803
  Incentive allocation                    734,717       (734,717)            --
                                       ----------   ------------   ------------
  NET INCREASE IN MEMBERS' CAPITAL
    DERIVED FROM INVESTMENT ACTIVITIES    734,717     14,420,861     15,155,578
                                       ----------   ------------   ------------

MEMBERS' CAPITAL TRANSACTIONS
  Capital contributions                        --     16,346,719     16,346,719
  Capital withdrawals                    (734,717)   (34,187,899)   (34,922,616)
                                       ----------   ------------   ------------
  NET DECREASE IN MEMBERS' CAPITAL
    DERIVED FROM CAPITAL TRANSACTIONS    (734,717)   (17,841,180)   (18,575,897)
                                       ----------   ------------   ------------

MEMBERS' CAPITAL, MARCH 31, 2006       $       --   $124,071,923   $124,071,923
                                       ==========   ============   ============

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------
                                                                    YEAR ENDED
                                                                  MARCH 31, 2006

CASH FLOWS FROM OPERATING ACTIVITIES
  Net increase in members' capital derived from
  investment activities                                            $ 15,155,578
  Adjustments to reconcile net increase in members' capital
  derived from investment activities to net cash provided
  by operating activities:
    Purchases of investment funds                                   (27,500,000)
    Proceeds from redemptions from investment funds                  51,655,174
    Net realized gain on investments                                (11,182,059)
    Net change in unrealized gain on investments                     (5,968,803)
    Decrease in investments paid in advance                           8,000,000
    Increase in receivable for investments sold                        (361,069)
    Increase in interest receivable                                      (3,182)
    Decrease in other assets                                                936
    Decrease in administration fees payable                              (6,058)
    Increase in accounting and investor services fees payable             3,508
    Increase in custodian fees payable                                    1,093
    Increase in accrued expenses                                         48,634
                                                                   ------------

    NET CASH PROVIDED BY OPERATING ACTIVITIES                        29,843,752
                                                                   ------------

CASH FLOWS FROM FINANCING ACTVITIES
  Capital contributions                                              15,370,452
  Capital withdrawals                                               (34,188,804)
  Decrease in loan payable                                           (3,500,000)
                                                                   ------------

NET CASH USED IN FINANCING ACTIVITIES                               (22,318,352)
                                                                   ------------

NET CHANGE IN CASH AND CASH EQUIVALENTS                               7,525,400
  Cash and cash equivalents at beginning of year                      1,235,023
                                                                   ------------
  Cash and cash equivalents at end of year                         $  8,760,423
                                                                   ============

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
    Cash paid during the period for interest                       $     38,045
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2006
--------------------------------------------------------------------------------

1. ORGANIZATION

      Advantage Advisers Whistler Fund, L.L.C. (the "Company") was organized as a Delaware limited liability company on July 1, 1999. The Company is registered under the Investment Company Act of 1940, as amended (the "Act"), as a closed-end, non-diversified management investment company. The Company's term is perpetual, unless the Company is otherwise terminated under the terms of its Limited Liability Company Agreement dated as of June 5, 2003. The Company seeks to achieve capital appreciation while attempting to limit risk through the use of a multi-strategy, multi-manager, diversified investment philosophy. It pursues this objective through investment strategies which have a low correlation with the equity and fixed income markets, or which, when balanced with other strategies, lower the correlation of the Company's total performance to the equity and fixed income markets.

      Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the "Board of Managers"). There are currently six members of the Board of Managers. The Company's investment adviser is Advantage Advisers Management, L.L.C., a Delaware limited liability company (the "Adviser"). The Adviser is a subsidiary of Oppenheimer Asset Management Inc. ("OAM") and an affiliate of Oppenheimer & Co. Inc. ("Oppenheimer"). The Adviser is responsible for managing the Company's investment activities pursuant to an investment advisory agreement dated June 5, 2003. OAM is the managing member and controlling person of the Adviser. OAM relies on its Hedge Fund Due Diligence Committee to oversee the Adviser's investment decision making on behalf of the Company.

      The acceptance of initial and additional contributions from members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Board of Managers that the Company offer to repurchase interests from members twice each year, effective at the end of June and December of each year.

      Generally, except as provided under applicable law, a Member shall not be liable for the Company's debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member's share of undistributed profits and assets.

2. SIGNIFICANT ACCOUNTING POLICIES

      The Company's financial statements have been prepared in accordance with U.S. generally accepted accounting principles. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      A. PORTFOLIO VALUATION

      The Company's investments in investment funds are carried at fair value as determined by the Company's pro-rata interest in the net assets of each investment fund. All valuations utilize financial information supplied by each investment fund and are net of management and performance incentive fees or allocations payable to the investment funds' managers, as required by the investment funds' agreements. The underlying investments of each investment fund are accounted for at fair value, as described in each investment fund's financial statements.

      Investments in investment funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements and offering memoranda of the underlying funds. These agreements provide for compensation in the form of management fees of 1% to 2% (per annum) of net assets, performance fees or incentive allocations of 10% to 25% of net profits earned, and redemptions ranging from monthly to annually, subject to an initial lock-up period.

      The net asset value of the Company is determined as of the close of business at the end of any fiscal period in accordance with the accounting principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Managers.

      B. REVENUE AND EXPENSE RECOGNITION

      Investment transactions are recorded on a trade date basis. Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost. Realized gains and losses are recorded on a cost recovery basis. Interest income and expense are recorded on the accrual basis.

      C. CASH EQUIVALENTS

      The Company treats all highly-liquid financial instruments that mature within three months at the time of purchase as cash equivalents. At March 31, 2006, $8,760,423 in cash equivalents were held at PNC Bank in an interest-bearing account.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      D. INCOME TAXES

      No provision for the payment of Federal, state or local income taxes on the profits of the Company is made, as the Members are individually liable for the income taxes on their share of the Company's income.

      The Company has reclassified $1,995,284 from accumulated net investment loss and $11,182,059 from accumulated net realized gain on investments, respectively, to net capital contributions during the year ended March 31, 2006. This reclassification is a result of permanent book to tax differences to reflect, as an adjustment to net capital contributions, the amounts of taxable loss and net realized gain on investments that have been allocated to the Company's Members and had no effect on net assets.

3. ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

      Oppenheimer provides certain administrative services to the Company, including, among other things, providing office space and other support services. In consideration for such services, the Company pays Oppenheimer a monthly administration fee of 0.08333% (1% on an annualized basis) of the Company's net assets, determined as of the beginning of the month.

      Net profit or net losses of the Company for each fiscal period will be allocated and credited to or debited against the capital accounts of all Members (but not the Special Advisory Account) as of the last day of each fiscal period, in accordance with Members' respective investment percentages for the fiscal period. The advisory agreement states an incentive allocation of 10% of the profits, if any, that have been credited to the capital account of a Member (an "Incentive Allocation") shall be debited from the Member's capital account (including the Adviser's capital account) and credited to the Special Advisory Account on the last day of the fiscal year, the last day of the calendar year, the day as of which the Company repurchases the entire capital account of a Member, the day as of which the Company admits as a substituted Member a person to whom the interest in the Company of such Member has been transferred (unless there is no change of beneficial ownership) and the day as of which the Adviser's status as the "Special Advisory Member" is terminated (which occurs upon termination of the advisory agreement). Notwithstanding the advisory agreement, the Company and the Adviser have agreed not to assess the Incentive Allocation as of the last day of the fiscal year. For the calendar year ended December 31, 2005, an incentive allocation in the amount of $734,717 was credited to the Special Advisory Account. Based on the profits for the period from January 1, 2006 through March 31, 2006, the additional incentive allocation that would be credited to the Special Advisory Account is $753,578. However, this amount has not been reallocated to the Special Advisory Account in view of the agreement not to assess the Incentive Allocation as of the last day of the fiscal year.

      Each member of the Board of Managers (a "Manager") who is not an "interested person" of the Company, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Manager who is an "interested person" does not receive any annual or other fee from the Company. All non-interested Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

3. ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

      PFPC Trust Company serves as custodian of the Company's assets.

      PFPC Inc. ("PFPC") serves as Investor Services and Accounting Agent to the Company and in that capacity provides certain accounting, recordkeeping, tax and investor related services. The Company pays PFPC an accounting and investor services fee, based primarily on the average net assets of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

      Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. However, the placement agent is entitled to charge a sales commission of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. Such sales commissions earned by Oppenheimer amounted to $77,011 for the year ended March 31, 2006.

4. INDEMNIFICATIONS

      The Company has entered into several contracts that contain routine indemnification clauses. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

5. INVESTMENTS

      Aggregate purchases and proceeds from sales of investment funds for the year ended March 31, 2006, amounted to $27,500,000 and $51,655,174, respectively. At March 31, 2006, the cost of investments for Federal income tax purposes was estimated at $87,200,303. For Federal income tax purposes, at March 31, 2006, accumulated unrealized appreciation on investments was $30,913,083 consisting entirely of gross unrealized appreciation.

6. Line of Credit

      The Company has a $10,000,000 revolving line of credit with Harris Trust and Savings Bank that may be used to bridge funding gaps which may arise in relation to withdrawals and contributions. The interest rate per annum charged on any daily outstanding balance is the Harris Bank prime commercial rate per annum. The annual administrative fee is $25,000 and the line of credit is subject to other fees, including 0.50% per annum on the undrawn balance. As of March 31, 2006, the Company had outstanding borrowings of $1,500,000 against this line of credit. For the year ended March 31, 2006, the average daily amount of such borrowings was $526,027 and the daily weighted average annualized interest rate was 7.23%.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

      In the normal course of business, the investment funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Company's risk of loss in these investment funds is limited to the value of these investments reported by the Company. The investment funds provide for periodic redemptions ranging from monthly to annually.

      The Company may maintain cash in bank deposit accounts, which at times may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

8. FINANCIAL HIGHLIGHTS

      The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                              YEAR         YEAR         YEAR         YEAR         YEAR
                                              ENDED        ENDED        ENDED        ENDED        ENDED
                                            MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,
                                              2006         2005         2004         2003         2002
                                            --------     --------     --------     --------     --------
      Net assets, end of period (000s)      $124,072     $127,492     $123,473     $136,808     $103,206
      Ratio of net investment loss to
        average net assets*                    (1.58%)      (1.54%)      (1.43%)      (1.37%)      (1.30%)
      Ratio of expenses to
        average net assets*                     1.66%        1.62%        1.46%        1.44%        1.37%
      Ratio of incentive allocation to
        average net assets                      0.58%        0.67%        0.74%        0.24%        0.46%
      Total return--gross**                    12.95%        3.67%        8.64%        2.36%        5.07%
      Total return--net**                      11.66%        3.28%        7.93%        2.00%        4.44%
      Portfolio turnover                       22.15%       47.22%       25.96%       17.58%       16.09%
      Average debt ratio                        0.42%        0.01%        0.00%        0.00%        0.00%


      * The ratios do not include net investment income or expenses of the underlying investment funds. The ratios do not reflect the effect of the incentive allocation to the Special Advisory Account.

      ** TOTAL  RETURN  ASSUMES A PURCHASE  OF AN INTEREST IN THE COMPANY ON THE
         FIRST DAY AND A SALE OF THE INTEREST ON THE LAST DAY OF THE PERIOD NOTED, GROSS/NET OF INCENTIVE ALLOCATION TO THE SPECIAL ADVISORY ACCOUNT, IF ANY.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

9. SUBSEQUENT EVENTS

      Subsequent  to March  31,  2006 and  through  May 30,  2006,  the  Company
      received  initial  and/or   additional   contributions   from  Members  of
      $1,922,750.

      On April 3, 2006, the Company paid $1,500,000 in principal and $23,128 in interest to satisfy the outstanding borrowings against its revolving line of credit with Harris Trust and Savings Bank described in Note 6.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

SUPPLEMENTAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

I.    PORTFOLIO HOLDINGS

      The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company's Forms N-Q are available on the SEC's website at
      http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

II.   APPROVAL OF INVESTMENT ADVISORY AGREEMENT

      At a meeting held on March 1, 2006, the Board of Managers of the Company (the "Board") completed its annual consideration of, and approved the renewal of, the Company's investment advisory agreement with the Adviser. A special meeting was held on January 10, 2006 at which management provided and reviewed with the Board charts comparing the fees and expense structure of the Company with those of comparable registered funds and comparing the investment performance of the Company to the performance of similar funds and industry indices and discussed with the Board the materials to be provided at the March 1, 2006 meeting.

      In approving the renewal of the investment advisory agreement, the Board, including each of the Independent Managers, reviewed various written materials provided by the Adviser at the request of the Board and assessed: (i) the nature, extent and quality of the services provided to the Company; (ii) the investment performance of the Company relative to other comparable funds; (iii) advisory fees and other fees and expenses of the Company (including fee and expense information for comparable funds) and the profitability of the Adviser and its affiliates with respect to its relationship with the Company; (iv) the extent to which economies of scale would be realized as the Company's assets under management increase; and (v) whether advisory fee levels reflect any such economies of scale for the benefit of investors. The Board also approved the renewal of the administrative services agreement between the Company and Oppenheimer, an affiliate of the Adviser, which provides certain administrative services to the Company.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

      In considering the nature, extent and quality of services that the Adviser provides to the Company, the Board reviewed presentations from management relating to staffing, management and the organizational structure of the various departments of Oppenheimer providing services to the Company. Management reviewed the investment management, compliance, regulatory risk management, administration, accounting infrastructure and investor related services provided by the Adviser and Oppenheimer and reviewed the costs associated with providing these services. The Independent Managers had, over the previous twelve months, considered various matters relevant to the consideration of the renewals of the various agreements, including: the nature, extent and quality of the services provided to the Company; Oppenheimer's commitment to the advisory business, including the alternative investment advisory business, and its platform of proprietary products; the research and portfolio management capabilities of the personnel responsible for managing the Company's assets; the appropriateness of the Adviser's staffing levels and the commitment of resources to fund accounting and administration, shareholder services and regulatory compliance; the Adviser's oversight of third-party service providers; and the profitability of the Adviser attributable to providing services to the Company, among other matters. The Independent Managers had previously had discussions with senior management at Oppenheimer and OAM, and with an independent board member of Oppenheimer Holdings Inc. (the ultimate parent of Oppenheimer and OAM), regarding each of the various regulatory actions and settlements involving Oppenheimer that had been disclosed to the Board during the past year, including but not limited to a special telephonic meeting of the Board on November 30, 2005 to obtain information from the general counsel of Oppenheimer regarding these matters.

      Based on its review, the Board concluded that the Company benefits from the services provided by the Adviser, including research and portfolio management services and also benefits from the administrative services and compliance infrastructure provided by the Adviser and Oppenheimer. The Board noted its overall satisfaction with the nature, extent and quality of services provided by the Adviser and concluded that the Company was receiving the services required from the Adviser under its agreement with the Company, and that these services were of appropriate quality.

      In connection with its consideration of the investment advisory agreement, the Board reviewed materials relating to the Company's investment performance on a quarterly basis. The Board also considered the Company's historical investment performance, including a comparison of such performance to the performance of similar funds and relevant indices. Although the performance of the Company varied from quarter to quarter, and the Company did not always outperform such funds and indices, the consensus of the Board was that, since the 2003 acquisition of the CIBC asset management business by Oppenheimer and over the long term, the performance of the Company has been adequate, although volatile. The Board also noted that the investment performance of the Company had improved during the prior year. The Board concluded that management is making appropriate efforts toward the goal of improving the Company's investment performance. The Independent Managers concluded that the fees paid to Oppenheimer and the Adviser were reasonable and appropriate and were within industry norms, based on the comparisons to similar funds. In particular, a fee comparison showed that the fees charged -- a 1% management fee and 10% incentive allocation -- are at the mid-to-lower end of industry norms for similar products. The indirect benefits received by the Adviser and its affiliates attributable to its relationships to the Company also were considered.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

      The Board also considered the advisory fees and current and historical expense ratios of the Company for the services provided by the Adviser and Oppenheimer under the investment advisory agreement and administrative services agreement, respectively. In this regard, the Board reviewed a comparison of the Company's fees and expenses to those of comparable registered funds, and concluded that the Company's fees and expenses are similar to those of the other funds. The Board also considered revenues received by the Adviser and Oppenheimer from the Company, including fees and incentive allocations, as well as data regarding the Adviser's financial condition, compensation and profitability, including related direct and indirect operating expenses relating to the Company and payments made to registered representatives of Oppenheimer for services they provide to investors. The Board reviewed the methodology used to estimate these costs, as set forth in the profitability materials provided by management. It also considered the indirect benefits received by the Adviser and its affiliates attributable to their relationships to the Company. The Board noted the Adviser's continued willingness to manage the Company and Oppenheimer's willingness to support the Adviser's operations evidenced their commitment to providing quality services to the Company.

      The Board also recognized that the Adviser and Oppenheimer support the distribution of interests in the Company by making direct payments from their own resources to financial advisors of Oppenheimer in connection with investor-related services.

      Based on its review of information relating to the Company's fees and expenses and the profitability of the Adviser and its affiliates, the Board concluded that the Company's fees under the investment advisory agreement and administrative services agreement bear a reasonable relationship to the services provided by the Adviser and Oppenheimer, and concluded that the Company's advisory fees and expenses were within industry norms.

      With respect to whether the Company benefits from economies of scale in costs associated with services provided to the Company, the Board concluded that, as economies of scale are predicated on increasing levels of assets, economies of scale are not being realized at the present time because there have been net outflows of capital from the Company.

      Based on the considerations described above, the following conclusions and determinations were made by the Board, including all of the Independent
      Managers:

            1. the nature, extent and quality of the services provided by the Adviser are adequate and appropriate;

            2. the fees to be paid to the Adviser and Oppenheimer are reasonable and appropriate in light of comparative expense and advisory fee information and benefits to be derived by the Adviser and its affiliates from their relationships with the Company;

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

            3. the Adviser's fees are reasonable in light of the advisory fees charged by the Adviser and other investment advisers to similar investment vehicles receiving similar services.

            4. in light of a declining level of Company assets over the past several years, economies of scale are not being realized by the Adviser or Oppenheimer at current asset levels; and

            5. the approval of the renewal of the Company's investment advisory agreement for an additional annual period is in the best interests of the Company and its members.

III.  PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

      A copy of (1) the Company's policies and procedures with respect to the voting of proxies relating to the Company's Investment Funds; and (2) how the Company voted proxies relating to Investment Funds during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling the Company at 1-888-322-4675. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

COMPANY MANAGEMENT (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT MANAGERS
                                                                                                                         NUMBER OF
                                                                                                                       PORTFOLIOS IN
                                 TERM OF OFFICE                                                                        FUND COMPLEX
NAME, AGE, ADDRESS AND            AND LENGTH OF           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                   OVERSEEN BY
POSITION(S) WITH THE COMPANY       TIME SERVED               OTHER DIRECTORSHIPS HELD BY MANAGERS                        MANAGERS
----------------------------     --------------    -----------------------------------------------------------------  --------------
Jesse H. Ausubel, 55              Indefinite;       Director, Program for the Human Environment and Senior Research          2
C/O Oppenheimer Asset                Since          Associate, The Rockefeller University (1993 to Present); Director,
Management Inc.                    May 1999         Richard Lounshery Foundation (1997 to present); Program Director,
200 Park Avenue                                     Alfred P. Sloan Foundation (1994 to present); AdjunctScientist,
New York, NY10116                                   Woods Hole Oceanographic Institution (1995 to present).Mr. Ausubel
Manager                                             is a Manager of Advantage Advisers Whistler Fund, L.L.C., and
                                                    Advantage Advisers Xanthus Fund, L.L.C., which are affiliates.

Lawrence Becker, 51               Indefinite;       Private investor in real estate investment management concerns.          5
c/o Oppenheimer Asset                Since          From February 2000 through June 2003, he was V.P.--Controller/
Management Inc.                  October 2003       Treasurer for National Financial Partners, which specializes in
200 Park Avenue                                     financial services distribution. Prior to that, Mr. Becker was a
New York, NY 10166                                  Managing Director--Controller/Treasurer of Oppenheimer Capital
Manager                                             and its Quest for Value Funds. (Oppenheimer Capital is not
                                                    affiliated with Oppenheimer Asset Management Inc.). Mr. Becker is a licensed CPA. He serves as the treasurer of The France Growth
                                                    Fund, Inc.; Director of the Asia Tigers Fund, Inc. and The India
                                                    Fund Inc.*; Manager of Advantage Advisers Augusta Fund, L.L.C.,
                                                    Advantage Advisers Multi-Sector Fund I, Advantage Advisers Troon
                                                    Fund, L.L.C., Advantage Advisers Whistler Fund, L.L.C., and
                                                    Advantage Advisers Xanthus Fund, L.L.C., which are affiliates.

James E. Buck, 70              Indefinite; since    Retired: Senior Vice President and Corporate Secretary of the New        2
c/o Oppenheimer Asset             April 2003        York Stock Exchange, Inc. (the "Exchange") and the subsidiaries
Management Inc.                                     of the Exchange, including the NYSEFoundation. Mr.Buck is a
200 ParkAvenue                                      Manager of Advantage Advisers Whistler Fund, L.L.C. and
New York, NY 10116                                  Advantage Advisers Xanthus Fund, L.L.C., which are affiliates.
Manager

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

COMPANY MANAGEMENT (UNAUDITED) (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT MANAGERS
                                                                                                                         NUMBER OF
                                                                                                                       PORTFOLIOS IN
                                 TERM OF OFFICE                                                                        FUND COMPLEX
NAME, AGE, ADDRESS AND            AND LENGTH OF           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                   OVERSEEN BY
POSITION(S) WITH THE COMPANY       TIME SERVED               OTHER DIRECTORSHIPS HELD BY MANAGERS                        MANAGERS
----------------------------     --------------    -----------------------------------------------------------------  --------------
Luis Rubio, 51                    Indefinite;       President of Centro de Investigacion Para el Desarrollo, A.C. (Center    9
c/o Oppenheimer Asset                Since          of Research Development) (2000 to present) and Director of same
Management Inc.                    May 2003         1984 - 2000);  Adjunct Fellow of the Center for Strategic and
200 Park Avenue                                     International Studies; Member of the Advisory Board of the National
New York, NY 10166                                  Council of Science and Technology of Mexico (1993 to present);
Manager                                             Director of the Human Rights Commission of Mexico City (1994 to
                                                    2002; Director of The Asia Tigers Fund, Inc. and The India Fund,
                                                    Inc.*; Manager of Advantage Advisers Augusta Fund, L.L.C.,
                                                    Advantage Advisers Catalyst International, Ltd., Advantage
                                                    Advisers Multi-Sector Fund I, Advantage Advisers Technology
                                                    Partners, L.L.C., Advantage Advisers Technology International,
                                                    Ltd., Advantage Advisers Troon Fund, L.L.C., Advantage Advisers
                                                    Whistler Fund, L.L.C., Advantage Advisers Whistler International,
                                                    Ltd. and Advantage Advisers Xanthus Fund, L.L.C., which are affiliates.

Janet L. Schinderman, 55          Indefinite;       Associate Dean for Special Projects and Secretary to the Board of        5
c/o Oppenheimer Asset                Since          Overseers at Columbia Business School since 1990; Manager of
Management Inc.                    May 2003         Advantage Advisers Augusta Fund, L.L.C., Advantage Advisers
200 Park Avenue                                     Multi-Sector Fund I, Advantage Advisers Troon Fund, L.L.C.,
New York, NY 10166                                  Advantage Advisers Whistler Fund, L.L.C., and Advantage Advisers
Manager                                             Xanthus Fund L.L.C., which are affiliates.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

COMPANY MANAGEMENT (UNAUDITED) (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED MANAGER
                                                                                                                         NUMBER OF
                                                                                                                       PORTFOLIOS IN
                                 TERM OF OFFICE                                                                        FUND COMPLEX
NAME, AGE, ADDRESS AND            AND LENGTH OF           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                   OVERSEEN BY
POSITION(S) WITH THE COMPANY       TIME SERVED               OTHER DIRECTORSHIPS HELD BY MANAGERS                        MANAGERS
----------------------------     --------------    -----------------------------------------------------------------  --------------
Bryan McKigney,** 48,             Indefinite;       Mr. McKigney is a Managing Director and the Chief Administrative         5
c/o Oppenheimer Asset            Manager since      Officer of Oppenheimer Asset Management Inc. He has been in the
Management Inc.                December 1, 2004;    financial services industry since 1981 and has held various
200 Park Avenue                  President and      management positions at Canadian Imperial Bank of Commerce
New York, NY 10166                 CEO since        (1993 - 2003) and the Chase Manhattan Bank N.A. (1981 - 1993).
Manager, President, CEO       September 23, 2004    He serves as Manager of Advantage Advisers Augusta Fund, L.L.C.,
                                                    Advantage Advisers Multi-Sector Fund I, Advantage Advisers Troon
                                                    Fund, L.L.C., Advantage Advisers Whistler Fund, L.L.C., and
                                                    Advantage Advisers Xanthus Fund, L.L.C., which are affiliates.

COMPANY OFFICERS

      In accordance with the Declaration of Trust, the Board has selected the following persons to serve as officers of the Company:

Stephen C. Beach, 52,              One year;        Since February 2005, Mr. Beach has been the Chief Compliance
Chief Compliance Officer             Since          Officer for Oppenheimer Asset Management. Prior to that, he
                                March 18, 2005.     had his own law firm with a focus on mutual funds, investment advisers and general securities law, beginning in 2001. Mr. Beach obtained an LL.M. in Taxation at Temple University School of Law
                                                    during the period 1999 - 2001.

Vineet Bhalla, 46,                 One year;        Mr. Bhalla has been a Senior Vice President at Oppenheimer Asset
Chief Financial Officer              Since          Management since May 2005. From July 2002 to May 2005, he
                                July 27, 2005.      was an Assistant Vice President at Zurich Capital Markets Inc.,
                                                    a Director of the Client Service Group at GlobeOp Financial
                                                    Services, and a Senior Consultant at Capital Markets Company.
                                                    Prior to that, he was a Vice President at Blackrock Financial
                                                    Management since June 1999. Mr. Bhalla is a Certified Public
                                                    Accountant. He graduated with an MBA from Saint Mary's University,
                                                    Halifax, Canada in 1986.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

COMPANY MANAGEMENT (UNAUDITED) (CONCLUDED)
------------------------------------------------------------------------------------------------------------------------------------

COMPANY OFFICERS


                                 TERM OF OFFICE
NAME, AGE,(1) ADDRESS AND         AND LENGTH OF                        PRINCIPAL OCCUPATION(S)
POSITION(S) WITH THE COMPANY       TIME SERVED                            DURING PAST 5 YEARS
----------------------------     --------------    -----------------------------------------------------------------
Deborah Kaback, 54                 One year;        Ms. Kaback has been a Senior Vice President at Oppenheimer Asset
Chief Legal Officer and              Since          Management since June 2003. She was Executive Director of CIBC
Vice President                   July 23, 2003      World Markets Corp. from July 2001 through June 2003. Prior to that, she was Vice-President and Senior Counsel of Oppenheimer Funds,
                                                    Inc. from November 1999 through July 2001. Prior to that, she was
                                                    Senior Vice President and Deputy General Counsel at Oppenheimer
                                                    Capital from April 1989 through November 1999.

Bryan McKigney, 48,           One year term for     Mr. McKigney is a Managing Director and the Chief Administrative
c/o Oppenheimer Asset            President and      Officer of Oppenheimer Asset Management Inc. He has been in the
Management Inc.                   CEO; since        financial services industry since 1981 and has held various management
200 Park Avenue              September 23, 2004.    positions at Canadian Imperial Bank of Commerce (1993 - 2003) and
New York, NY 10166           Indefinite term for    the Chase Manhattan Bank N.A. (1981 - 1993). He serves as Manager
President, CEO, and Manager     Manager; since      of Advantage Advisers Augusta Fund, L.L.C., Advantage Advisers
                               December 1, 2004;    Multi-Sector Fund I, Advantage Advisers Troon Fund, L.L.C.,
                                                    Advantage Advisers Whistler Fund, L.L.C., and Advantage Advisers
                                                    Xanthus Fund, L.L.C., which are affiliates.

* Effective December 4, 2005, The Asia Tigers Fund, Inc. and The India Fund, Inc. were no longer affiliated with Oppenheimer.

** "Interested Person" of the Company as defined in the 40 Act. Mr. McKigney is an interested person due to his position as President and Chief Executive Officer of the Company and as a Managing Director and the Chief Administrative Officer of Oppenheimer Asset Management Inc., which is a corporate parent of the managing member of the Investment Adviser.

(1) The address of each officer is c/o Oppenheimer Asset Management, 200 Park Avenue, 24th Floor, New York, New York 10166.

(2)   Officers are not compensated by the Company.

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The code of ethics may be obtained without charge upon request to the registrant at its address at 200 Park Avenue, New York, NY 10166.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee, Mr. Lawrence Becker, and that Mr. Becker is "independent." Mr. Becker was elected as a non-interested Director of the registrant and as Chairman of the Audit Committee at a meeting of the board of directors held on October 30, 2003.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

      (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $70,000 for 2005 and $77,000 for 2006. Such audit fees include fees associated with the annual audits and fees for providing a report on Form N-SAR.

Audit-Related Fees
------------------

      (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $3,500 for 2005 and $3,500 for 2006. Audit-related fees principally include fees associated with reviewing and providing comments on semi-annual statements.

Tax Fees
--------

      (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $27,000 for 2005 and $0 for 2006. Tax fees include fees for tax compliance services and assisting management in the preparation of tax estimates.

All Other Fees
--------------

      (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2005 and $0 for 2006. There were no fees billed in the last two fiscal years for services rendered by the principal accountant to the registrant's investment advisers (not including any sub-adviser whose role is primarily portfolio management and is sub contracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant ("Service Affiliates") which were required to be pre-approved by the audit committee.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            The registrant's Audit Committee Charter provides that the Audit Committee shall pre-approve, to the extent required by applicable law, all audit and non-audit services that the registrant's independent auditors provide to the registrant and (ii) all non-audit services that the registrant's independent auditors provide to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the registrant's investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant; provided that the Committee may implement policies and procedures by which such services are approved other than by the full Committee prior to their ratification by the Committee.

     (e)(2) There were no services  described in each of paragraphs (b) through
            (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, because such services were pre-approved.

      (f)   Not Applicable.

      (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $1,535,460 for 2005 and $237,600 for 2006.

      (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
            (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.



                           ADVANTAGE ADVISERS, L.L.C.
                      ADVANTAGE ADVISERS MANAGEMENT, L.L.C.
                    ADVANTAGE ADVISERS MULTI-MANAGER, L.L.C.
              ADVANTAGE ADVISERS PRIVATE EQUITY MANAGEMENT, L.L.C.
                            TROON MANAGEMENT, L.L.C.
                      OPPENHEIMER CATALYST MANAGEMENT, L.P.


                      PROXY VOTING POLICIES AND PROCEDURES

INTRODUCTION

   CHAPTER 1 BOARD OF DIRECTORS
   VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS                        6
   -----------------------------------------------------------------------------
   CHAIRMAN & CEO ARE THE SAME PERSON                                          7
   -----------------------------------------------------------------------------
   INDEPENDENCE OF DIRECTORS                                                   8
   -----------------------------------------------------------------------------
   STOCK OWENERSHIP REQUEST                                                    9
   -----------------------------------------------------------------------------
   CHARITABLE CONTRIBUTIONS                                                   10
   -----------------------------------------------------------------------------
   DIRECTOR AND OFFICER INDEMNIFICATION  AND LIABILITY PROTECTION             11
   -----------------------------------------------------------------------------
   VOTE RECOMMENDATION                                                        12
   -----------------------------------------------------------------------------
   SIZE OF THE BOARD                                                          13
   -----------------------------------------------------------------------------
   VOTING ON DIRECTOR NOMINEES IN CONTESTED ELECTIONS                         14
   -----------------------------------------------------------------------------
   TERM OF OFFICE                                                             15
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   COMPENSATION DISCLOSURE                                                    16
   -----------------------------------------------------------------------------

   CHAPTER 2 AUDITORS                                                         17
   -----------------------------------------------------------------------------
   RATIFYING AUDITORS                                                         18

   CHAPTER 3 TENDER  OFFER DEFENSES                                           19
   -----------------------------------------------------------------------------
   POISON PILLS                                                               20
   -----------------------------------------------------------------------------
   GREENMAIL                                                                  21
   -----------------------------------------------------------------------------
   SUPERMAJORITY VOTE                                                         22
   -----------------------------------------------------------------------------

   CHAPTER 4 MERGERS AND CORPORATE RESTRUCTURING                              23
   -----------------------------------------------------------------------------
   CHANGING CORPORATE NAME                                                    24
   -----------------------------------------------------------------------------
   REINCORPORATION                                                            25
   -----------------------------------------------------------------------------

   CHAPTER 5 PROXY CONTEST DEFENSES                                           26
   -----------------------------------------------------------------------------
   BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS                            27
   -----------------------------------------------------------------------------
   CUMULATIVE VOTING                                                          28
   -----------------------------------------------------------------------------
   SHAREHOLDERS' ABILITY TO CALL SPECIAL MEETING                              29
   -----------------------------------------------------------------------------
   SHAREHOLDERS' ABILITY TO ALTER SIZE OF THE BOARD                           30
   -----------------------------------------------------------------------------

   CHAPTER 6 MISCELLANEOUS CORPORATE
   ---------------------------------
   GOVERNANCE  PROVISIONS                                                     31
   -----------------------------------------------------------------------------
   CONFIDENTIAL VOTING                                                        32
   -----------------------------------------------------------------------------
   SHAREHOLDER ADVISORY COMMITTEES                                            33
   -----------------------------------------------------------------------------
   FOREIGN CORPORATE MATTERS                                                  34
   -----------------------------------------------------------------------------
    GOVERNMENT SERVICE LIST                                                   35
   -----------------------------------------------------------------------------

   CHAPTER 7 SOCIAL AND ENVIRONMENTAL ISSUES                                  36
   -----------------------------------------------------------------------------
   ENERGY AND ENVIRONMENTAL ISSUES (CERES PRINCIPLES)                         37
   -----------------------------------------------------------------------------
   NORTHERN IRELAND (MACBRIDE PRINCIPLES)                                     38
   -----------------------------------------------------------------------------
   MAQUILADORA STANDARDS & INTERNATIONAL OPERATIONS AND POLICIES              39
   -----------------------------------------------------------------------------
   EQUAL EMPLOYMENT OPPORTUNITY & DISCRIMINATION                              40
   -----------------------------------------------------------------------------
   ANIMAL RIGHTS                                                              41

   CHAPTER 8 CAPITAL STRUCTURE                                                42
   -----------------------------------------------------------------------------
   COMMON STOCK AUTHORIZATION                                                 43
   -----------------------------------------------------------------------------
   BLANK CHECK PREFERRED STOCK                                                44
   -----------------------------------------------------------------------------
   PREEMPTIVE RIGHTS                                                          45
   -----------------------------------------------------------------------------
   STOCK DISTRIBUTION: SPLITS AND DIVIDENDS                                   46
   -----------------------------------------------------------------------------
   REVERSE STOCK SPLITS                                                       47
   -----------------------------------------------------------------------------
   ADJUSTMENTS TO PAR VALUE OF COMMON STOCK                                   48
   -----------------------------------------------------------------------------
   DEBT RESTRUCTURING                                                         49
   -----------------------------------------------------------------------------

   CHAPTER 9 EXECUTIVE AND DIRECTOR COMPENSATION                              50
   -----------------------------------------------------------------------------
   DIRECTOR COMPENSATION                                                      51
   -----------------------------------------------------------------------------
   SHAREHOLDER PROPOSAL TO LIMIT EXECUTIVE AND DIRECTOR PAY                   52
   -----------------------------------------------------------------------------
   EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)                                     53
   -----------------------------------------------------------------------------
   OPTIONS EXPENSING                                                          54
   -----------------------------------------------------------------------------
   GOLDEN PARACHUTES                                                          55
   -----------------------------------------------------------------------------
   PROPOSAL TO BAN GOLDEN PARACHUTES                                          56
   -----------------------------------------------------------------------------
   OUTSIDE DIRECTORS' RETIREMENT COMPENSATION                                 57
   -----------------------------------------------------------------------------

   CHAPTER 10  STATE OF INCORPORATION                                         58
   -----------------------------------------------------------------------------
   CONTROL SHARE ACQUISITION STATUTES                                         59
   -----------------------------------------------------------------------------
   OPT-OUT OF STATE TAKEOVER STATUTES                                         60
   -----------------------------------------------------------------------------
   CORPORATE RESTRUCTURING, SPIN-OFFS, ASSET SALES, LIQUIDATIONS              61
   -----------------------------------------------------------------------------

   CHAPTER 11 CONFLICT OF INTEREST                                            62
   -----------------------------------------------------------------------------
   CONFLICTS                                                                  63
   -----------------------------------------------------------------------------
   CONFLICTS CONT'D                                                           64
   -----------------------------------------------------------------------------

   CHAPTER 12 CORPORATE GOVERNANCE COMMITTEE
   & PROXY MANAGERS                                                           65
   -----------------------------------------------------------------------------
   CORPORATE GOVERNANCE COMMITTEE                                             66
   -----------------------------------------------------------------------------
   PROXY MANAGERS                                                             67
   -----------------------------------------------------------------------------

   CHAPTER 13 SPECIAL ISSUES WITH
   ------------------------------
   VOTING FOREIGN PROXIES                                                     68
   -----------------------------------------------------------------------------
   SPECIAL ISSUES                                                             69
   -----------------------------------------------------------------------------

   CHAPTER 14 RECORD KEEPING                                                  70
   -----------------------------------------------------------------------------
   RECORD KEEPING                                                             71
   -----------------------------------------------------------------------------

                                  INTRODUCTION

Rule 206(4)-6 (the "Rule") adopted under the Investment Advisers Act of 1940, as amended (the "Advisers Act") requires all registered investment advisers that exercise voting discretion over securities held in client portfolios to adopt proxy voting policies and procedures.

Advantage Advisers, L.L.C., Advantage Advisers Management, L.L.C., Advantage Advisers Multi-Manager, L.L.C., Advantage Advisers Private Equity Management, L.L.C., Advantage Advisers Augusta Management, L.L.C., Advantage Advisers Troon Management, L.L.C., and Oppenheimer Catalyst Management, L.P.(collectively, the "Advisers") are registered investment advisers under the Advisers Act and are therefore required to adopt proxy voting policies and procedures pursuant to the Rule.

The Advisers act as investment advisers, managers or general partners to registered and unregistered investment companies and managed accounts (collectively, the "Accounts"). When an Adviser has investment discretion over an Account's investment portfolio, then the Adviser votes proxies for the Account pursuant to the policies and procedures set forth herein.

Investment discretion for a number of the Advisers' Accounts is exercised by portfolio managers that are either non-managing members of limited partners of an Adviser, or act as portfolio managers or subadvisers pursuant to agreements with the Advisers and/or the Accounts (collectively, the "Portfolio Managers"). In all cases where Portfolio Managers exercise investment discretion over the Accounts, the Portfolio Managers vote proxies for the Accounts in accordance with the policies and procedures of the investment advisory firms with which the Portfolio Managers are affiliated.

Appendix A hereto sets forth the Accounts for which each Adviser is responsible, whether the Advisers' proxy policies or the proxy policies of the Portfolio Managers are applicable to the Account.

                           VOTING ON DIRECTOR NOMINEES
                            IN UNCONTESTED ELECTIONS

These proposals seek shareholder votes for persons who have been nominated by a corporation's board of directors to stand for election to serve as members of that board. No candidates are opposing these board nominees.

In each analysis of an uncontested election of directors you should review:

      a) Company performance

      b) Composition of the board and key board committees

      c) Attendance at board meetings

      d) Corporate governance provisions and takeover activity

We may also consider:

      a) Board decisions concerning executive compensation

      b) Number of other board seats held by the nominee

      c) Interlocking directorships


VOTE RECOMMENDATION

                                        It is our policy to vote IN FAVOR of the candidates proposed by the board.

We will look carefully at each candidate's background contained in the proxy statement. In the absence of unusual circumstances suggesting a nominee is clearly not qualified to serve as a member of the board, we will vote with management.

CHAIRMAN AND CEO ARE THE SAME PERSON


      Shareholders may propose that different persons hold the positions of the chairman and the CEO.

      We would evaluate these proposals on a case by case basis depending on the size of the company and performance of management.

INDEPENDENCE OF DIRECTORS

      Shareholders may request that the board be comprised of a majority of independent directors and that audit, compensation and nominating committees of the Board consists exclusively of independent directors. We believe that independent directors are important to corporate governance.


VOTE RECOMMENDATION

                                        It is our policy to vote FOR proposals
                                        requesting that a majority of the Board
                                        be independent and that the audit,
                                        compensation and nominating committees
                                        of the board include only independent
                                        directors.

STOCK OWNERSHIP REQUIREMENTS

      Shareholders may propose that directors be required to own a minimum amount of company stock or that directors should be paid in company stock, not cash. This proposal is based on the view that directors will align themselves with the interest of shareholders if they are shareholders themselves. We believe that directors are required to exercise their fiduciary duty to the company and its shareholders whether or not they own shares in the company and should be allowed to invest in company stock based on their own personal considerations.

VOTE RECOMMENDATION


                                        Vote AGAINST proposals that require
                                        director stock ownership

                            CHARITABLE CONTRIBUTIONS

      Charitable contributions by companies are generally useful for assisting worthwhile causes and for creating goodwill between the company and its community. Moreover, there may be certain long-term financial benefits to companies from certain charitable contributions generated from, for example, movies spent helping educational efforts in the firm's primary employment areas. Shareholders should not decide what the most worthwhile charities are.

VOTE RECOMMENDATION

                                        (Shareholders Proposals)
                                        Vote AGAINST proposals regarding
                                        charitable contribution.

      Shareholders have differing and equally sincere views as to which charities the company should contribute to, and the amount it should contribute. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interest of the company.

                      DIRECTOR AND OFFICER INDEMNIFICATION
                            AND LIABILITY PROTECTION

      These proposals typically provide for protection (or additional protection) which is to be afforded to the directors of a corporation in the form of indemnification by the corporation, insurance coverage or limitations upon their liability in connection with their responsibilities as directors.

      When a corporation indemnifies its directors and officers, it means the corporation promises to reimburse them for certain legal expenses, damages, and judgements incurred as a result of lawsuits relating to their corporate actions. The corporation becomes the insurer for its officers and directors.

VOTE RECOMMENDATION

                                        Vote AGAINST proposals that eliminate
                                        entirely director and officers'
                                        liability for monetary damages for
                                        violating the duty of care.

                                        Vote AGAINST indemnification proposals
                                        that would expand coverage beyond just
                                        legal expenses to acts, such as
                                        negligence, that are more serious
                                        violations of fiduciary obligations than mere carelessness.

                                        Vote FOR only those proposals providing
                                        such expanded coverage in cases when a
                                        director's or officer's legal defense
                                        was unsuccessful if: a) the director was found to have acted in good faith, and
                                        b) only if the director's legal expenses would be covered.

      The following factors should be considered:

            1. The present environment in which directors operate provides substantial risk of claims or suits against against them in their individual capacities arising out of the discharge of their duties.

            2. Attracting and retaining the most qualified directors enhances shareholder value.

                                SIZE OF THE BOARD

      Typically there are three reasons for changing the size of the board. The first reason may be to permit inclusion into the board of additional individuals who, by virtue of their ability and experience, would benefit the corporation. The second reason may be to reduce the size of the board due to expiration of terms, resignation of sitting directors or, thirdly, to accommodate the corporation's changing needs.

VOTE RECOMMENDATION

                                        Vote FOR the board's
                                        recommendation to increase or
                                        decrease the size of the board.

The following factors should be considered:

      1. These proposals may aim at reducing or increasing the influence of certain groups of individuals.

      2. This is an issue with which the board of directors is uniquely qualified to deal, since they have the most experience in sitting on a board and are up-to-date on the specific needs of the corporation.

VOTING ON DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in contested elections of directors are evaluated on a CASE-BY-CASE basis. The following factors are considered:

            1.    management's track record

            2.    background to the proxy contest

            3.    qualifications of director nominees

                                 TERM OF OFFICE

This is a shareholder's proposal to limit the tenure of outside directors. This requirement may not be an appropriate one. It is an artificial imposition on the board, and may have the result of removing knowledgeable directors from the board.

VOTE RECOMMENDATION

                                        Vote AGAINST shareholder
                                        proposals to limit the tenure of
                                        outside directors.

The following factors should be considered:

      1. An experienced director should not be disqualified because he or she has served a certain number of years.

      2. The nominating committee is in the best position to judge the directors' terms in office due to their understanding of a corporation's needs and a director's abilities and experience.

      3. If shareholders are not satisfied with the job a director is doing, they can vote him/her off the board when the term is up.

                             COMPENSATION DISCLOSURE

These proposals seek shareholder approval of a request that the board of directors disclose the amount of compensation paid to officers and employees, in addition to the disclosure of such information in the proxy statement as required by the SEC regulations.


VOTE RECOMMENDATION

                                        (shareholders policy)
                                        Vote AGAINST these proposals that
                                        require disclosure, unless we have
                                        reason to believe that mandated
                                        disclosures are insufficient to give an
                                        accurate and meaningful account of
                                        senior management compensation.


The following factors should be considered:

      1. Federal securities laws require disclosure in corporate proxy statements of the compensation paid to corporate directors and officers.

      2. Employees other than executive officers and directors are typically not in policy-making roles where they have the ability to determine, in a significant way, the amount of their own compensation.

      3. The disclosure of compensation of lower-level officers and employees infringes upon their privacy and might create morale problems.

                                    CHAPTER 2

                                    AUDITORS

RATIFYING AUDITORS

Shareholders must make certain that auditors are responsibly examining the financial statements of a company, that their reports adequately express any legitimate financial concerns, and that the auditor is independent of the company it is serving.

VOTE RECOMMENDATION

                                        Vote FOR proposal to ratify auditors.

The following factors should be considered:

      1. Although lawsuits are sometimes filed against accounting firms, including those nationally recognized, these firms typically complete their assignments in a lawful and professional manner.

      2. Sometimes it may be appropriate for a corporation to change accounting firms, but the board of directors is in the best position to judge the advantages of any such change and any disagreements with former auditors must be fully disclosed to shareholders.

      3. If there is a reason to believe the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position, then in this case vote AGAINST ratification.

                                    CHAPTER 3

                              TENDER OFFER DEFENSES

                                  POISON PILLS


Poison pills are corporate-sponsored financial devices that, when triggered by potential acquirers, do one or more of the following: a) dilute the acquirer's equity in the target company, b) dilute the acquirer's voting interests in the target company, or c) dilute the acquirer's equity holdings in the post-merger company. Generally, poison pills accomplish these tasks by issuing rights or warrants to shareholders that are essentially worthless unless triggered by a hostile acquisition attempt.

A poison pill should contain a redemption clause that would allow the board to redeem it even after a potential acquirer has surpassed the ownership threshold. Poison pills may be adopted by the board without shareholder approval. But shareholders must have the opportunity to ratify or reject them at least every two years.


VOTE RECOMMENDATION

                                        Vote FOR shareholder proposals asking
                                        that a company submit its poison pill
                                        for shareholder ratification.

                                        Vote on a CASE-BY-CASE basis
                                        regarding shareholder proposals to
                                        redeem a company's poison pill.

                                        Vote on a CASE-BY-CASE basis
                                        regarding management proposals to
                                        ratify a poison pill.

                                    GREENMAIL

Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company.
Since only the hostile party receives payment, usually at a substantial premium over the market, the practice discriminates against all other shareholders.

Greenmail payments usually expose the company to negative press and may result in lawsuits by shareholders. When a company's name is associated with such a practice, company customers may think twice about future purchases made at the expense of the shareholders.

VOTE RECOMMENDATION

                                        Vote FOR proposals to adopt anti
                                        Greenmail or bylaw amendments or
                                        otherwise restrict a company's ability
                                        to make Greenmail payments

                                        Vote on a CASE-BY-CASE basis regarding
                                        anti-Greenmail proposals when they are
                                        bundled with other charter or bylaw
                                        amendments.

The following factors should be considered:

      1. While studies by the SEC and others show that Greenmail devalues the company's stock price, an argument can be made that a payment can enable the company to pursue plans that may provide long-term gains to the shareholders.

                               SUPERMAJORITY VOTE

Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions. These proposals seek shareholder approval to exceed the normal level of shareholder participation and approval from a simple majority of the outstanding shares to a much higher percentage.


VOTE RECOMMENDATIONS

                                        Vote AGAINST management proposals to
                                        require a Supermajority shareholder vote to approve mergers and other significant business combinations.

                                        Vote FOR shareholder proposals to lower
                                        Supermajority vote requirements for
                                        mergers and other significant business
                                        combinations.

The following factors should be considered:

      1. Supermajority requirements ensure broad agreement on issues that may have a significant impact on the future of the company.

      2.    Supermajority vote may make action all but impossible.

      3. Supermajority requirements are counter to the principle of majority rule.

                                    CHAPTER 4

                                     MERGERS
                                       AND
                                    CORPORATE
                                  RESTRUCTURING

                             CHANGING CORPORATE NAME

This proposal seeks shareholder approval to change the corporation's name. It is probably better to vote for the proposed name change before management goes back to the drawing board and spends another small fortune attempting again to change the name.

VOTE RECOMMENDATION

                                        Vote FOR changing the corporate name.

The following factors should be considered:

      1.    A name of a corporation symbolizes its substance.

      2. There are many reasons a corporation may have for changing its name, including an intention to change the direction of the business or to have a contemporary corporate image.

      3. The board of directors is well-positioned to determine the best name for the corporation because, among other reasons, it usually seeks professional advice on such matters.

                                 REINCORPORATION

These proposals seek shareholder approval to change the state in which a company is incorporated. Sometimes this is done to accommodate the company's most active operations or headquarters. More often, however, the companies want to reincorporate in a state with more stringent anti-takeover provisions. Delaware's state laws, for instance, including liability and anti-takeover provisions, are more favorable to corporations.


VOTE RECOMMENDATION

                                        Vote on a CASE-BY-CASE basis, carefully
                                        reviewing the new state's laws and any
                                        significant changes the company makes in its charter and by-laws.

The following factors should be considered:

      1. The board is in the best position to determine the company's need to incorporate.

      2. Reincorporation may have considerable implications for shareholders, affecting a company's takeover defenses, its corporate structure or governance features.

      3. Reincorporation in a state with stronger anti-takeover laws may harm shareholder value.

                                    CHAPTER 5

                                      PROXY
                                     CONTEST
                                    DEFENSES

                 BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

A company that has classified, or staggered, board is one in which directors are typically divided into three classes, with each class serving three-year terms; each class's reelection occurs in different years. In contrast, all directors of an annually elected board serve one-year and the entire board stands for election each year.

Classifying the board makes it more difficult to change control of a company through a proxy contest involving election of directors. Because only a minority of the directors are elected each year, it will be more difficult to win control of the board in a single election.

VOTE RECOMMENDATIONS

                                        Vote AGAINST proposals to classify the
                                        board. Vote FOR proposals to repeal
                                        classified boards and to elect all
                                        directors annually.

The following factors should be considered:

      1. The annual election of directors provides an extra check on management's performance. A director who is doing a good job should not fear an annual review of his/her directorship.

                                CUMULATIVE VOTING

Most companies provide that shareholders are entitled to cast one vote for each share owned, the so-called "one share, one vote" standard. This proposal seeks to allow each shareholder to cast votes in the election of directors proportionate to the number of directors times the number of shares owned by each shareholder for one nominee.

VOTE RECOMMENDATION

                                        Vote AGAINST proposals that permit
                                        cumulative voting.


The following factors should be considered:

      1. Cumulative voting would allow a minority owner to create an impact disproportionate to his/her holdings.

      2. Cumulative voting can be used to elect a director who would represent special interests and not those of the corporation and its shareholders.

      3.    Cumulative voting can allow a minority to have representation.

      4. Cumulative Voting can lead to a conflict within the board which could interfere with its ability to serve the shareholders' best interests.

                  SHAREHOLDERS' ABILITY TO CALL SPECIAL MEETING

Most state corporation statutes allow shareholders to call a special meeting when they want to take action on certain matters that arise between regularly scheduled annual meetings.

VOTE RECOMMENDATION

                                        Vote AGAINST proposals to restrict or
                                        prohibit shareholder ability to call
                                        special meetings.

                                        Vote FOR proposals that remove
                                        restrictions on the right of
                                        shareholders to act independently of
                                        management.

                SHAREHOLDERS' ABILITY TO ALTER SIZE OF THE BOARD

Proposals which would allow management to increase or decrease the size of the board at its own discretion are often used by companies as a takeover defense.

Shareholders should support management proposals to fix the size of the board at a specific number of directors, preventing management from increasing the size of the board without shareholder approval. By increasing the size of the board, management can make it more difficult for dissidents to gain control of the board.

VOTE RECOMMENDATIONS

                                        Vote FOR proposal which seek to fix the
                                        size of the board.

                                        Vote AGAINST proposals which
                                        give management the ability to alter
                                        the size of the board without
                                        shareholder approval.

                                    CHAPTER 6

                                  MISCELLANEOUS
                                    CORPORATE
                                   GOVERNANCE
                                   PROVISIONS

                               CONFIDENTIAL VOTING

Confidential voting, also known as voting by secret ballot, is one of the key structural issues in the proxy system. All proxies, ballots, and voting tabulations that identify individual shareholders are kept confidential.

VOTE RECOMMENDATIONS

                                        Vote FOR shareholder proposals
                                        requesting that corporations adopt
                                        confidential voting.

                                        Vote FOR management proposals to adopt
                                        confidential voting.

The following factors should be considered:

      1. Some shareholders elect to have the board not know how they voted on certain issues.

      2. Should the board be aware of how a shareholder voted, the board could attempt to influence the shareholder to change his/her vote, giving itself an advantage over those that do not have access to this information.

      3. Confidential voting is an important element of corporate democracy which should be available to the shareholder.

                         SHAREHOLDER ADVISORY COMMITTEES

These proposals request that the corporation establish a shareholder advisory committee to review the board's performance. In some instances, it would have a budget funded by the corporation and would be composed of salaried committee members with authority to hire outside experts and to include reports in the annual proxy statement.

VOTE RECOMMENDATION

                                        Vote AGAINST proposals to establish a
                                        shareholder advisory committee.

The following factors should be considered:

      1. Directors already have fiduciary responsibility to represent shareholders and are accountable to them by law, thus rendering shareholder advisory committees unnecessary.

      2. Adding another layer to the current corporate governance system would be expensive and unproductive.

                            FOREIGN CORPORATE MATTERS

These proposals are usually submitted by companies incorporated outside of the United States seeking shareholder approval for actions which are considered ordinary business and do not require shareholder approval in the United States (i.e., declaration of dividends, approval of financial statements, etc.).

VOTE RECOMMENDATION

                                        Vote FOR proposals that concern foreign
                                        companies incorporated outside of the
                                        United States.

The following factors should be considered:

      1. The laws and regulations of various countries differ widely as to those issues on which shareholder approval is needed, usually requiring consent for actions which are considered routine in the United States.

      2. The board of directors is well-positioned to determine whether or not these types of actions are in the best interest of the corporation's shareholders.

                             GOVERNMENT SERVICE LIST

This proposal requests that the board of directors prepare a list of employees or consultants to the company who have been employed by the government within a specified period of time and the substance of their involvement.

Solicitation of customers and negotiation of contractual or other business relationships is traditionally the responsibility of management. Compilation of such a list does not seem to serve a useful purpose, primarily because existing laws and regulations serve as a checklist on conflicts of interest.

VOTE RECOMMENDATION

                                        Vote AGAINST these proposals which a
                                        request a list of employees having been
                                        employed by the government.

The following factors should be considered:

      1. For certain companies, employing individuals familiar with the regulatory agencies and procedures is essential and, therefore, is in the best interests of the shareholders.

      2. Existing laws and regulations require enough disclosure and serve as a check on conflicts of interest.

      3. Additional disclosure would be an unreasonable invasion of such individual's privacy.

                                    CHAPTER 7

                                     SOCIAL
                                       AND
                                  ENVIRONMENTAL
                                     ISSUES

                         ENERGY AND ENVIRONMENTAL ISSUES
                               (CERES PRINCIPLES)

CERES proposals ask management to sign or report on process toward compliance with ten principles committing the company to environmental stewardship. Principle 10 directs companies to fill out the CERES report. This report requires companies to disclose information about environmental policies, toxic emissions, hazardous waste management, workplace safety, energy use, and environmental audits.

VOTE RECOMMENDATION

                                        Vote AGAINST proposals requesting that
                                        companies sign the CERES Principles.


The following factors should be considered:

      1. We do not believe a concrete business case is made for this proposal. In our opinion, the company will be best served by continuing to carry on its business as it did before the proposal was made.

                                NORTHERN IRELAND
                              (MACBRIDE PRINCIPLES)

It is well documented that Northern Ireland's Catholic community faces much higher unemployment figures then the Protestant community. Most proposals ask companies to endorse or report on progress with respect to the MacBride Principles.

In evaluating a proposal to adopt the MacBride Principles, you must decide if the principles will cause the company to divest, and worsen unemployment problems.

VOTE RECOMMENDATION

                                        REFRAIN from voting on proposals that
                                        request companies to adopt the MacBride
                                        Principles.

The following factors should be considered:

      1. We believe that human and political rights are of the utmost importance for their own sake as well as for the enhancement of economic potential of a nation.

      2. We do not believe a concrete business case has been made for this proposal. We will refrain from making social or political statements by voting for these proposals. We will only vote on proposals that maximize the value of the issuers' status without regard to (i.e., we will not pass judgement upon) the non-economic considerations.

                            MAQUILADORA STANDARDS AND
                      INTERNATIONAL OPERATIONS AND POLICIES

Proposals in this area generally request companies to report on or to adopt certain principles regarding their operations in foreign countries. The

Maquiladora Standards are a set of guidelines that outline how U.S. companies should conduct operations in Maquiladora facilities just across the U.S.-Mexican border. These standards cover such topics as community development, environmental policies, health and safety policies, and fair employment practices.

VOTE RECOMMENDATION

                                        ABSTAIN from providing a vote
                                        recommendation on proposals regarding
                                        the Maquiladora Standards and
                                        international operating policies.

The following factors should be considered:

      1. We believe that human rights are of the utmost importance for their own sake as well as for the enhancement of economic potential of a nation.

      2. We do not believe that a concrete business case has been made for these proposals. We will refrain from making social statements by voting for these proposals. We will not only vote on proposals that maximize the value of the issuers' securities without regard to (i.e., we will not pass judgement upon) the non-economic considerations.

                          EQUAL EMPLOYMENT OPPORTUNITY
                               AND DISCRIMINATION

In regards to equal employment and discrimination, companies without comprehensive EEO programs will find it hard to recruit qualified employees and find them at a long-term competitive disadvantage. Companies who are not carefully watching their human resource practices could also face lawsuits.

VOTE RECOMMENDATION

                                        REFRAIN from voting on any proposals
                                        regarding equal employment opportunities and discrimination.

The following factors should be considered:

      1. We feel that the hiring and promotion of employees should be free from prohibited discriminatory practices. We also feel that many of these issues are already subject to significant state and federal regulations.

                                  ANIMAL RIGHTS

A Corporation is requested to issue a report on its progress towards reducing reliance on animal tests for consumer product safety.

VOTE RECOMMENDATION

                                        REFRAIN from making vote recommendations on proposals regarding animal rights.


The following factors should be considered:

      1. Needless cruelty to animals should never be tolerated. However, the testing of products on animals may be very important to the health and safety of consumers.

      2. We also feel that this issue is already subject to significant state and federal regulation.

                                    CHAPTER 8

                                     CAPITAL
                                    STRUCTURE

                           COMMON STOCK AUTHORIZATION

The ability to increase the number of authorized shares could accommodate the sale of equity, stock splits, dividends, compensation-based plans, etc. The board can usually be trusted to use additional shares for capital-raising and other transactions that are in the corporation's best interests.

However, excessive escalation in the number of authorized shares may allow the board to radically change the corporation's direction without shareholder approval. Be careful to view that the increased number of shares will not enable the company to activate a poison pill.


VOTE RECOMMENDATION

                                        Vote CASE-BY-CASE on proposals increase
                                        the number of shares of common stock
                                        authorized for issue.

                                        Vote AGAINST proposed common share
                                        authorization that increase existing
                                        authorization by more then 100 percent
                                        unless a clear need for the excess
                                        shares is presented by the company.

The following factors should be considered:

      1. Is this company going to make frequent business acquisitions over a period of time?

      2.    Is the company expanding its operations?

      3. Within the company, are there any debt structuring or prepackaged bankruptcy plans?

                           BLANK CHECK PREFERRED STOCK

The terms of blank check preferred stock give the board of directors the power to issue shares of preferred stock at their discretion, with voting, conversion, distribution and other rights to be determined by the board at the time of the issue.

Blank check preferred stock can provide corporations with the flexibility to meet changing financial conditions. However, once the blank check preferred stock has been authorized, the shareholders have no further power over how or when it will be allocated.

VOTE RECOMMENDATION

                                        Vote AGAINST proposals authorizing the
                                        creation of new classes of preferred
                                        stock with unspecified voting,
                                        conversion, dividend distribution, and
                                        other rights.

The following factors should be considered:

      1. Blank check preferred stock can be used as the vehicle for a poison pill defense against hostile suitors, or it may be placed in friendly hands to help block a takeover bid.

                                PREEMPTIVE RIGHTS

These proposals request that the corporation provide existing shareholders with an opportunity to acquire additional shares in proportion to their existing holdings whenever new shares are issued. In companies with a large shareholder base and ease in which shareholders could preserve their relative interest through purchases of shares on the open market, the cost of implementing preemptive rights does not seem justifiable in relation to the benefits.

VOTE RECOMMENDATION

                                        Vote AGAINST proposals seeking
                                        preemptive rights.

The following factors should be considered:

      1. The existence of preemptive rights can considerably slow down the process of issuing new shares due to the logistics involved in protecting such rights.

      2. Preemptive rights are not necessary for the shareholder in today's corporations, whose stock is held by a wide range of owners and is, in most cases, highly liquid.

STOCK DISTRIBUTIONS:  SPLITS AND DIVIDENDS

STOCK SPLITS

The corporation requests authorization for a stock split.

VOTE RECOMMENDATION

                                        Vote FOR management proposal to
                                        authorize stock splits unless the split
                                        will result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.

REVERSE STOCK SPLITS

VOTE RECOMMENDATION

                                        Vote FOR management proposal to
                                        authorize reverse stock split unless the reverse stock split results in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.

                    ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

The purpose of par value stock is to establish the maximum responsibility of stockholder in the event that a corporation becomes insolvent. It represents the maximum amount that a shareholder must pay the corporation if the stock is to be fully paid when issued.

The corporation requests permission to reduce the par value of its stock. In most cases, adjusting par value is a routine financing decision and should be supported.

VOTE RECOMMENDATION

                                        Vote FOR management proposals to reduce
                                        the par value of common stock.

The following factors should be considered:

      1. State laws sometimes prohibit issuance of new stock priced below that of the outstanding shares.

      2. A corporation may be unable to raise capital if the par value is overstated.

DEBT RESTRUCTURINGS

The corporation may propose to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

VOTE RECOMMENDATION

                                        It is our policy to vote CASE-BY-CASE on debt restructuring

The following factors should be considered:

      1. Dilution - How much will ownership interest of existing shareholders be reduced and how extreme will dilution to future earnings be?

      2. Change in Control - Will the transaction result in a change of control of the company?

      3. Bankruptcy - Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

                                    CHAPTER 9

                                    EXECUTIVE
                                       AND
                                    DIRECTOR
                                  COMPENSATION

                              DIRECTOR COMPENSATION

Directors represent shareholders and are responsible for protecting shareholder interests. Companies state in the proxy material that they pay directors well in order to attract the most qualified candidates. All compensation packages for any executive, director or employee should include a pay-for-performance component.

VOTE RECOMMENDATION

                                        Vote on a CASE-BY-CASE basis for
                                        director compensation.

The following factors should be considered:

      1. As directors take an increasingly active role in corporate decision-making and governance, their compensation is becoming more performance-based.

            SHAREHOLDER PROPOSAL TO LIMIT EXECUTIVE AND DIRECTOR PAY

Shareholder compensation proposals that set limits or reduce executive compensation should be closely scrutinized. Many of these proposals may be flawed in their emphasis on an absolute dollar figure in compensation.


VOTE RECOMMENDATION

                                        Vote on a CASE-BY-CASE basis


The following factors should be considered:

      1. Executive compensation is established by a committee that consists of independent directors who have fiduciary responsibility to act in the best interest of the shareholders and who are best placed to make compensation decisions.

                     EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

These proposals ask for stockholder endorsement of compensation plans for key employees which involve the issuance of company shares by granting of stock options, SARs, restricted stock, etc. These plans help attract and retain best-qualified corporate personnel and tie their interests more closely to those of the shareholders.

VOTE RECOMMENDATION

                                        Vote FOR proposals to adopt share-based
                                        compensation plans when the following
                                        items are involved:

      1. The exercise price for stock options is less than 85% of fair market value on the date of the grant.

      2. It is an omnibus stock plan which gives directors broad discretion in deciding how much and what kind of stock to award, when and to whom.

      3. The shares for issue exceed 8% of the company's outstanding shares; or, in the case of the evergreen plans, the amount of increase exceeds 1.5% of the total number of shares outstanding.

                                        Vote AGAINST proposals adopting share
                                        based compensation plans when the
                                        following items are involved:

      1.    Re-load options (new options issued for any exercised).

      2. The plan would allow for management to pyramid their holdings by using stock to purchase more stock, without having to lay out cash. Vote YES if this is for directors.

                                OPTIONS EXPENSING

Shareholder proposal to expense options.

VOTE RECOMMENDATION

                                        It is our policy to vote FOR proposals
                                        to expense options

                                GOLDEN PARACHUTES

Golden parachutes are designed to protect the employees of a corporation in the event of a change in control. The change in control agreement will specify the exact payments to be made under the golden parachutes. The calculation for payout is usually based on some multiple of an employee's annual or monthly compensation. Golden parachutes are generally given to employees whose annual compensation exceeds $112,000.

Recent experience has shown a willingness of many managements to treat severance agreements as equal to equity investments and to reward themselves as if substantial amounts of equity were at risk.


VOTE RECOMMENDATION

                                        Vote FOR proposals which seek to limit
                                        additional compensation payments.

                                        Vote FOR shareholder proposals to have
                                        golden parachutes submitted for
                                        shareholder ratification.


The following factors should be considered:

      1. The stability of management may be affected by an attempted acquisition of the corporation.

      2. There is a tendency on the part of an entrenched management to overstate the value of their continuing control of and influence on the day-to-day functions of a corporation.

                        PROPOSAL TO BAN GOLDEN PARACHUTES

Based on the foregoing information:

VOTE RECOMMENDATION

                                        We are FOR this proposal, which
                                        essentially bans golden parachutes,
                                        because we feel management's
                                        compensation should be solely based on
                                        real-time contributions to the
                                        corporation while they are serving it.
                                        Deferred current compensation is viewed
                                        differently than future, contingent
                                        compensation for current services.

                   OUTSIDE DIRECTORS' RETIREMENT COMPENSATION

We believe that directors should only be compensated while serving the company.

VOTE RECOMMENDATIONS

                                        Vote AGAINST proposals establishing
                                        outside directors' retirement
                                        compensation. Vote FOR proposals that
                                        revoke outside directors' retirement
                                        compensation.

                                   CHAPTER 10

                                      STATE
                                       OF
                                  INCORPORATION

                       CONTROL SHARE ACQUISITION STATUTES

These proposals suggest that the board of directors solicit shareholder approval before committing acquisitions or divestiture of a business exceeding stipulated threshold levels. Such statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds.

VOTE RECOMMENDATION

                                        Vote AGAINST proposals which request the board to seek shareholder approval before committing to an acquisition.

The following factors should be considered:

      1. These proposals deprive the board of directors of its ability to act quickly in propitious circumstances.

      2.    Conforming to these requirements can be expensive.

      3. The board of directors is uniquely qualified and positioned to be able to make these decisions without prior shareholder approval.

      4. The threshold levels usually imposed by these proposals are much more stringent than required by law.

                       OPT-OUT OF STATE TAKEOVER STATUTES

These proposals seek shareholder approval to opt-out (not be governed by) certain provisions of the anti-takeover laws of various states. Delaware law, for instance, dictates that a bidder has to acquire at least 85% of a company's stock before exercising control, unless he or she has board approval. This means that a company may thwart an otherwise successful bidder by securing 15% of its stock in friendly hands.


VOTE RECOMMENDATION

                                        Vote on a CASE-BY-CASE basis for these
                                        proposals.

The following factors should be considered:

      1. It is the directors' responsibility to act on behalf of the shareholders in opposing coercive takeover attempts.

      2. Creating deterrents to corporate takeovers may allow for entrenchment of inefficient management.

      3. These statutes strengthen the board's ability to deal with potential buyers on fair and reasonable terms.

      4. Shareholders should have the final say on whether the company should be merged or acquired.

CORPORATE RESTRUCTURING, SPIN-OFFS ASSET SALES, LIQUIDATIONS

Votes on corporate restructuring, spin-offs, asset sales and liquidations are evaluated on a CASE BY CASE basis.

                                   CHAPTER 11

                                    CONFLICTS
                                       OF
                                    INTEREST

CONFLICTS

From time to time, proxy voting proposals may raise conflicts between the interests of the Advisers' clients and the interests of the Advisers, their affiliates and their employees. Conflicts of interest may arise when:

      1. Proxy votes regarding non-routine matters are solicited by an issuer that may have a separate account relationship with an affiliate of an Adviser or an investment banking relationship with Oppenheimer & Co. Inc., an affiliate of the Advisers.

      2. A proponent of a proxy proposal has a business relationship with an Adviser or one of its affiliates or an Adviser or one of its affiliates has a business relationship with participants in proxy contests, corporate directors or director candidates.

      3. An employee of an Adviser has a personal interest in the outcome of a particular matter before shareholders.

If an Adviser receives a proxy that to the knowledge of the Proxy Manager raises a conflict of interest, the Proxy Manager shall advise the Governance Committee which shall determine whether the conflict is "material" to any specific proposal involved in the proxy. The Governance Committee will determine whether the proposal is material as follows:

      1. Routine proxy proposals are presumed not to involve a material conflict of interest.

      2. Non-routine proxy proposals-Proxy proposals that are "non- routine" will be presumed to involve a material conflict of interest unless the Governance Committee determines that the conflict is unrelated to the proposal. Non-routine proposals would include a merger, compensation matters for management and contested elections of directors.

CONFLICTS CONT'D

      3. The Governance Committee may determine on a case by case basis that particular non-routine proposals do not involve a material conflict of interest because the proposal is not directly related to an Adviser's conflict vis-a-vis the issue. The Governance Committee will record the basis for any such determination. With respect to any proposal that the Governance Committee determines presents a material conflict of interest, an Adviser may vote regarding that proposal in any of the following ways:

                  a)    Obtain instructions from the client on how to vote.

                  b) Use existing proxy guidelines if the policy with respect to the proposal is specifically addressed and does not involve a case by case analysis.

                  c) Vote the proposal that involves the conflict according to the recommendations of an independent third party, including, but not limited to, Institutional Share Services Inc. or Investor Responsibility Research Center.

                                   CHAPTER 12

                              GOVERNANCE COMMITTEE
                                       AND
                                 PROXY MANAGERS

GOVERNANCE COMMITTEE

The Governance Committee is responsible for the maintenance of the Proxy Voting Policies and Procedures and will determine whether any conflict between the interest of clients and an Adviser in voting proxies is material. The Governance Committee includes the following: (1) Bryan McKigney, Managing Director, OAM Alternative Investments Group (2) Chief Compliance Officer and (3) Chief Legal Officer.

PROXY MANAGERS

The Proxy Manager for the Advisers is Caroline Gilllespie, Executive Director, Oppenheimer & Co. Inc. The Proxy Manager will determine how votes will be cast on proposals that are evaluated on a case-by case basis.

                                   CHAPTER 13

                           SPECIAL ISSUES WITH VOTING
                                 FOREIGN PROXIES

SPECIAL ISSUES WITH VOTING FOREIGN PROXIES


      Voting proxies with respect to shares of foreign stock may involve significantly greater effort and corresponding cost than voting proxies in the U.S domestic market. Issues in voting foreign proxies include the following:

      1. Each country has its own rules and practices regarding shareholder notification, voting restrictions, registration conditions and share blocking.

      2. In some foreign countries shares may be "blocked" by custodian or depository or bearer shares deposited with specific financial institutions for a certain number of days before or after the shareholders meeting. When blocked, shares typically may not be traded until the day after the blocking period. The Advisers may refrain from voting shares of foreign stocks subject to blocking restrictions where in an Adviser's judgment, the benefit from voting the shares is outweighed by the interest in maintaining client liquidity in the shares. This decision is made on a case by case basis based on relevant factors including the length of the blocking period, the significance of the holding and whether the stock is considered a long-term holding.

      3. Time frames between shareholder notification, distribution of proxy materials, book closures and the actual meeting date may be too short to allow timely action.

      4. In certain countries, applicable regulations require that votes must be made in person at the shareholder meeting. The Advisers will weigh the costs and benefits of voting on proxy proposals in such countries on a case by case basis and make decisions on whether voting on a given proxy proposal is prudent. Generally, the Advisers will not vote shares in any such markets on routine matters such as uncontested elections of directors, ratification of auditors, etc.

                                   CHAPTER 14

                                 RECORD KEEPING

RECORD KEEPING

The Advisers will maintain the following records:

      1.    Copies of these policies

      2. A copy of each proxy statement that an Adviser receives regarding client securities. An Adviser may satisfy this requirement by relying on a third party to keep copies of proxy statements provided that the Adviser has an undertaking from the third party to provide a copy of the proxy statement promptly upon request.

      3. A record of each vote cast on behalf of a client. A third party may keep these voting records provided that the Adviser has an undertaking from the third party to provide a copy of the record promptly upon request.

      4. A copy of any document created by an Adviser that was material to making a decision on how to vote proxies or that memorializes the basis for that decision.

      5. A copy of each written client request for information on how the Advisers voted proxies on behalf of the client and a copy of written response by an Adviser to any client request for information on how the Adviser voted proxies on behalf of the client.

The above records shall be maintained for five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the Advisers.

APPENDIX A

--------------------------------------------------------------------------------
ADVISOR                   CLIENT                      POLICY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADVANTAGE ADVISERS        ADVANTAGE ADVISERS          Alkeon proxy policy,
MANAGEMENT, L.L.C.        TECHNOLOGY PARTNERS,        attached hereto as
                          L.L.C. Alkeon Capital       Exhibit A, is applicable.
                          Management, L.L.C.
                          ("Alkeon") acts as
                          portfolio manager.
--------------------------------------------------------------------------------
                          ADVANTAGE ADVISERS          Alkeon proxy policy is
                          STRATIGOS FUND,             applicable.
                          L.L.C.   Alkeon acts as
                          portfolio manager.
--------------------------------------------------------------------------------
                          ADVANTAGE ADVISERS          Alkeon proxy policy is
                          XANTHUS FUND, L.L.C.        applicable.
                          Alkeon acts as portfolio
                          manager.
--------------------------------------------------------------------------------
                          ADVANTAGE ADVISERS          Eden proxy policy,
                          AUGUSTA FUND, L.L.C.        attached hereto as
                          Eden Capital Management     Exhibit B, is applicable.
                          Partners, L.P. ("Eden")
                          acts as portfolio
                          manager.
--------------------------------------------------------------------------------
                          ADVANTAGE ADVISERS          KBW proxy policy,
                          WYNSTONE FUND, L.L.C.       attached hereto as
                          KBW Asset Management Inc.   Exhibit C, is applicable.
                          ("KBW") acts as
                          portfolio manager.
--------------------------------------------------------------------------------
                          ADVANTAGE ADVISERS          This policy is applicable.
                          WHISTLER FUND, L.L.C.
                          is a registered fund
                          of funds.
--------------------------------------------------------------------------------
                          Mercantile Long-Short       This policy is applicable.
                          Manager Fund, L.L.C.
                          Advantage Advisers
                          Management, L.L.C. acts
                          as subadvisor to this
                          fund.
--------------------------------------------------------------------------------
ADVANTAGE ADVISERS        ADVANTAGE ADVISERS          Ridgecrest proxy policy,
MULTI-MANAGER, L.L.C.     CATALYST INTERNATIONAL,     attached hereto as
                          LTD. Ridgecrest Investment  Exhibit D, is applicable.
                          Management, LLC
                          ("Ridgecrest") acts as
                          portfolio manager.
--------------------------------------------------------------------------------
                          ADVANTAGE ADVISERS          Alkeon proxy policy
                          TECHNOLOGY                  is applicable.
                          INTERNATIONAL, LTD.
                          Alkeon acts as portfolio
                          manager.
--------------------------------------------------------------------------------
                          ADVANTAGE ADVISERS          This policy is applicable.
                          SAWGRASS INTERNATIONAL,
                          LTD.
--------------------------------------------------------------------------------
                          ADVANTAGE ADVISERS          This policy is applicable.
                          WHISTLER INTERNATIONAL,
                          LTD. is a fund of funds.
--------------------------------------------------------------------------------
ADVANTAGE ADVISERS,       ADVANTAGE ADVISERS          KBW, Alkeon and
L.L.C.                    MULTI-SECTOR FUND I.        Kilkenny proxy
                          KBW, Alkeon and             policies, the latter
                          Kilkenny Capital            attached hereto as
                          Management, L.L.C.          Exhibit F, are
                          ("Kilkenny")                applicable.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADVANTAGE ADVISERS        General partner to          This policy is
PRIVATE EQUITY            ADVANTAGE ADVISERS          applicable.
MANAGEMENT, L.L.C.        PRIVATE EQUITY
                          PARTNERS, L.P. ("COPEP")
--------------------------------------------------------------------------------
TROON MANAGEMENT, L.L.C.  ADVANTAGE ADVISERS          MAMC proxy policy is
                          TROON FUND, L.L.C.          applicable.
                          MAMC acts as portfolio
                          manager.
--------------------------------------------------------------------------------
OPPENHEIMER CATALYST      General Partner and         Ridgecrest proxy
MANAGEMENT L.P.           investment adviser to       policy is applicable.
                          ADVANTAGE ADVISERS
                          CATALYST PARTNERS, L.P.
                          Ridgecrest acts as
                          portfolio manager.
--------------------------------------------------------------------------------

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     (A)(1) IDENTIFICATION OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS AND DESCRIPTION OF ROLE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS

            The information provided below is as of May 1, 2006.

            Patrick Kane, a Managing Director at Oppenheimer Asset Management Inc. ("OAM"), has been primarily responsible for the day-to-day management of the registrant's portfolio since September 2004. Mr. Kane joined OAM as a hedge fund due diligence analyst in June 2003 and was promoted to Managing Director in 2004. Prior to joining OAM, he was a due diligence hedge fund analyst with CIBC World Markets Corp (which sold its hedge fund business to Oppenheimer & Co Inc in 2003) from 2001 to 2003. Mr. Kane is assisted with the management of the registrant's portfolio by the Hedge Fund Investment Committee which includes, in addition to Mr. Kane, Tom Robinson, the President of OAM, and Philip DiDio, Senior Vice President of OAM.

            Prior to joining OAM in April 2003, Tom Robinson was Chief Investment Officer of Oppenheimer Investment Advisers, a division of CIBC World Markets Corp since August 2001. Previously, he was a

            Senior Portfolio Manager and Chief International Economist at Merrill Lynch. Mr. Robinson has served on the Hedge Fund Investment Committee since 2004.

            Philip DiDio joined OAM as a Senior Vice President in May 2006 and has served on the Hedge Fund Investment Committee since joining OAM. Prior thereto, he was Senior Vice President and Head of Relative Value Research at FRM Research LLC from 2001 until 2005 and a Portfolio manager at General Motors Asset Management from 1996-2001.

     (A)(2) OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER AND POTENTIAL CONFLICTS OF INTEREST

            OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER

            The information provided below is as of May 1, 2006

            ------------------- -------------------- ------------------ ----------------- ---------------- ----------------
                                                                                              No. of        Total Assets
                                                                                          Accounts where     in Accounts
            Name of Portfolio                              Total                           Advisory Fee    where Advisory
               Manager or                             No. of Accounts                       is Based on     Fee is Based
               Team Member       Type of Accounts         Managed         Total Assets      Performance    on Performance
            ------------------- -------------------- ------------------ ----------------- ---------------- ----------------
            Patrick Kane        Registered                   1            $45,355,534            1           $45,355,534
                                Investment
                                Companies:
            ------------------- -------------------- ------------------ ----------------- ---------------- ----------------
                                Other Pooled
                                Investment                   1            $36,880,822            1           $36,880,822
                                Vehicles:
            ------------------- -------------------- ------------------ ----------------- ---------------- ----------------
                                Other Accounts:              0                 $0                0               $0
            ------------------- -------------------- ------------------ ----------------- ---------------- ----------------
                                Registered
            Tom Robinson        Investment                   1           $45,355,534             1           $45,355,534
                                Companies:
            ------------------- -------------------- ------------------ ----------------- ---------------- ----------------
                                Other Pooled
                                Investment                   1            $36,880,822            1           $36,880,822
                                Vehicles:
            ------------------- -------------------- ------------------ ----------------- ---------------- ----------------
                                Other Accounts:              0                 $0                0               $0
            ------------------- -------------------- ------------------ ----------------- ---------------- ----------------
                                Registered
            Philip DiDio        Investment                   1            $45,355,534            1           $45,355,534
                                Companies:
            ------------------- -------------------- ------------------ ----------------- ---------------- ----------------
                                Other Pooled
                                Investment                   1            $36,880,822            1           $36,880,822
                                Vehicles:
            ------------------- -------------------- ------------------ ----------------- ---------------- ----------------
                                Other Accounts:              0                 $0                0               $0
            ------------------- -------------------- ------------------ ----------------- ---------------- ----------------

            POTENTIAL CONFLICTS OF INTERESTS

            The members of the Hedge Fund Investment Committee and their affiliates also provide investment services to other pooled investment vehicles (the "Other Accounts"). Other Accounts may have investment objectives that are similar to, or overlap to a greater or lesser extent, with those of the registrant. Certain investments may be appropriate for the registrant as well as appropriate investments for such Other Accounts. Nonetheless, for various reasons the members of the Hedge Fund Investment Committee may give advice and recommend fund interests to Other Accounts which may differ from advice given to, or fund interests recommended or bought for, the registrant, even though their investment objectives may be the same or similar to those of the registrant.

            The members of the Hedge Fund Investment Committee will devote as much of their time to the activities of the registrant as they deem necessary and appropriate; however, the registrant's adviser is not restricted from forming additional Other Accounts, from entering into other investment advisory relationships or from engaging in other business activities, even though such activities may be in competition with the registrant and/or may involve substantial time and resources of the members of the Hedge Fund Investment Committee and the registrant's adviser. Several of such other relationships currently exist. These activities could be viewed as creating a conflict of interest in that the time and effort of the members of the Hedge Fund Investment Committee and the registrant's adviser will not be devoted exclusively to the business of the registrant.

            If it is determined by the members of the Hedge Fund Investment Committee that it would be appropriate for the registrant and one or more Other Accounts managed by the registrant's adviser or an affiliate to participate in an investment opportunity, the registrant's adviser and its affiliates will seek to execute orders for the registrant and the Other Accounts. There may be potential conflicts of interest where a purchase or redemption in a particular fund is limited as to amount and the Other Accounts managed by the registrant's adviser or an affiliate want to invest or redeem interests in the same underlying fund. In cases where the full amount of an intended purchase or redemption cannot be made, the registrant's adviser will make allocations on an equitable basis, taking into account such factors as the relative amounts of capital available for new investments and the investment programs and portfolio positions of the registrant and the Other Accounts for which participation is appropriate.

     (A)(3) COMPENSATION STRUCTURE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS

            The information provided below is as of May 1, 2006.

            The members of the Hedge Fund Investment Committee receive a base salary and a discretionary bonus based on the overall performance of OAM for a given year. Portfolio Manager compensation is not tied directly to the performance of the registrant or the performance of other accounts.

     (A)(4) DISCLOSURE OF SECURITIES OWNERSHIP

                  Name of Portfolio           Dollar ($) Range of Fund
                     Manager or                 Shares Beneficially
                     Team Member                       Owned
                  -----------------           ------------------------

                    Patrick Kane                $50,001 - $100,000
                    Tom Robinson                                $0
                    Philip DiDio                                $0

            The information is provided as of the most recently completed fiscal year except that with respect to Philip DiDio, the information is as of May 1, 2006.

      (B)   Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Advantage Advisers Whistler Fund, L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Chief Executive Officer
                           (principal executive officer)

Date              June 7, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Chief Executive Officer
                           (principal executive officer)

Date              June 7, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Vineet Bhalla
                         -------------------------------------------------------
                           Vineet Bhalla, Principal Financial Officer
                           (principal financial officer)

Date              June 7, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.